Note 19 - Share Capital - Issued Ordinary Shares (Details) - USD ($)			9 Months Ended			12 Months Ended
		Jun. 14, 2024	Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2023
Statement Line Items [Line Items]
Balance			$ 264,192,000		$ 193,459,000	$ 193,459,000
Shares issued - share-based payment - employees			547,000		564,000
Shares issued - Bilboes Gold Limited acquisition					65,677,000
Shares issued - options exercised*			37,000
Balance			$ 271,864,000		$ 266,360,000	$ 264,192,000
Issued capital [member]
Statement Line Items [Line Items]
Number of fully paid shares issued (in shares)			19,188,073		12,833,126	12,833,126
Balance			$ 165,068,000		$ 83,471,000	$ 83,471,000
Shares issued - share-based payment - employees			0		0
Shares issued - equity raise (in shares)						1,207,514
Shares issued - equity raise						$ 15,569,000
Shares issued - Bilboes Gold Limited acquisition					65,677,000
Shares issued - options exercised*			$ 37,000
Number of fully paid shares issued (in shares)			19,214,554			19,188,073
Balance			$ 165,408,000		$ 165,157,000	$ 165,068,000
Issued capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Shares issued - equity raise (in shares)		5,000	5,000	[1]
Shares issued - options exercised*	[1]		$ 37,000
Issued capital [member] | Assets of Bilboes Gold Limited [member]
Statement Line Items [Line Items]
Shares issued - Bilboes Gold Limited acquisition (in shares)						5,123,044
Shares issued - Bilboes Gold Limited acquisition						$ 65,677,000
Issued capital [member] | Payments to employees [member]
Statement Line Items [Line Items]
Shares issued - share-based payment - employees (in shares)			6,787			24,389
Shares issued - share-based payment - employees			$ 83,000			$ 351,000
Issued capital [member] | Equity-settled performance units (EPUs) [member]
Statement Line Items [Line Items]
Shares issued - share-based payment - employees (in shares)			14,694
Shares issued - share-based payment - employees			$ 220

[1]	A consultant of Caledonia signed his option exercise notice on June 14, 2024 to purchase 5,000 shares at the exercise price of $7.35 per option share. The shares were issued on July 5, 2024 when his payment was received in the bank account of Caledonia.